Contract Assets and Receivables, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract with Customer, Asset, before Allowance for Credit Loss	¥ 372	¥ 450
Percentage of contract assets and receivables	88.00%